Inventories (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Inventories
Finished goods	¥ 77,670	¥ 75,398
Raw materials	52,325	51,182
Work in process	36,308	39,187
Supplies and other	4,648	5,107
Inventories	¥ 170,951	¥ 170,874